Financial and capital management - Maturity Analysis for Recognized Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Duration of maturity of financial liabilities	5 years
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 28,160	$ 24,970
Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	735	392
Gross carrying amount | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	4,309	4,356
Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	900	$ 1,050
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	13,189
Net payments (receipts) on cross currency interest rate swaps	359
MLSE financial liability	149
Total	44,333
Liquidity risk | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	918
Net payments (receipts) on cross currency interest rate swaps	11
MLSE financial liability	149
Total	3,878
Liquidity risk | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	890
Net payments (receipts) on cross currency interest rate swaps	12
MLSE financial liability	0
Total	3,367
Liquidity risk | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	825
Net payments (receipts) on cross currency interest rate swaps	(2)
MLSE financial liability	0
Total	3,424
Liquidity risk | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	770
Net payments (receipts) on cross currency interest rate swaps	12
MLSE financial liability	0
Total	3,374
Liquidity risk | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	718
Net payments (receipts) on cross currency interest rate swaps	12
MLSE financial liability	0
Total	2,697
Liquidity risk | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	9,068
Net payments (receipts) on cross currency interest rate swaps	314
MLSE financial liability	0
Total	27,593
Liquidity risk | Gross carrying amount | Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	23,851
Liquidity risk | Gross carrying amount | Long-term debt | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	156
Liquidity risk | Gross carrying amount | Long-term debt | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,632
Liquidity risk | Gross carrying amount | Long-term debt | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,060
Liquidity risk | Gross carrying amount | Long-term debt | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,153
Liquidity risk | Gross carrying amount | Long-term debt | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,561
Liquidity risk | Gross carrying amount | Long-term debt | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,289
Liquidity risk | Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	735
Liquidity risk | Gross carrying amount | Notes payable | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	735
Liquidity risk | Gross carrying amount | Notes payable | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	5,150
Interest expense on debt instruments issued	841
Liquidity risk | Gross carrying amount | Lease liabilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,009
Liquidity risk | Gross carrying amount | Lease liabilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	833
Liquidity risk | Gross carrying amount | Lease liabilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	541
Liquidity risk | Gross carrying amount | Lease liabilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	439
Liquidity risk | Gross carrying amount | Lease liabilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	406
Liquidity risk | Gross carrying amount | Lease liabilities | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,922
Liquidity risk | Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	900
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	900
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0